Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - DeepGreen Metals Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash		$ 10,096,205		$ 1,450,624
Term deposits				14,500,000
Total	$ 16,880,031	$ 10,096,205	$ 9,604,752	$ 15,950,624	$ 6,646,927